Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 10,490,309	$ 353,924	$ 10,506,519	$ 10,445,415
Acquisitions through business combinations (retrospectively adjusted)			15,323
Impairment losses recognized	(425,117)	(14,343)
Effect of foreign currency exchange differences	(130,698)	(4,409)	(31,533)	61,104
Ending balance	9,934,494	335,172	10,490,309	10,506,519
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	12,479,305	421,029	12,495,515	12,434,411
Acquisitions through business combinations (retrospectively adjusted)			15,323
Effect of foreign currency exchange differences	(130,698)	(4,409)	(31,533)	61,104
Ending balance	12,348,607	416,620	12,479,305	12,495,515
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,988,996	67,105	1,988,996	1,988,996
Impairment losses recognized	425,117	14,343
Ending balance	$ 2,414,113	$ 81,448	$ 1,988,996	$ 1,988,996